FINANCIAL INSTRUMENTS (Schedule of Exchange Rate Risk) (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
US Dollars [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange financial assets	₪ 38,034	₪ 43,263
Foreign exchange financial liabilities	1,944	1,387
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange financial assets	1,299	57,805
Foreign exchange financial liabilities	₪ 3,568	₪ 6,071